Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Conservative Fund Class A, B, C and R4 Shares	Columbia Portfolio Builder Conservative Fund - Class A	Columbia Portfolio Builder Conservative Fund - Class B	Columbia Portfolio Builder Conservative Fund - Class C	Columbia Portfolio Builder Conservative Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Conservative Fund		Class A, B, C and R4 Shares	Class A, B, C and R4 Shares Columbia Portfolio Builder Conservative Fund - Class A	Class A, B, C and R4 Shares Columbia Portfolio Builder Conservative Fund - Class B	Class A, B, C and R4 Shares Columbia Portfolio Builder Conservative Fund - Class C	Class A, B, C and R4 Shares Columbia Portfolio Builder Conservative Fund - Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.22%	0.23%	0.22%	0.38%
Acquired fund fees and expenses (underlying funds)			0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses	[2]		1.05%	1.81%	1.80%	0.96%
[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Columbia Portfolio Builder Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Conservative Fund Class A, B, C and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund - Class A	Class A (whether or not shares are redeemed)	577	793	1,028	1,701
Columbia Portfolio Builder Conservative Fund - Class B	Class B (if shares are redeemed)	684	970	1,181	1,931
Columbia Portfolio Builder Conservative Fund - Class C	Class C (if shares are redeemed)	283	567	976	2,121
Columbia Portfolio Builder Conservative Fund - Class R4	Class R4 (whether or not shares are redeemed)	98	306	532	1,183

Expense Example, No Redemption - Columbia Portfolio Builder Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Conservative Fund Class A, B, C and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund - Class B	Class B (if shares are not redeemed)	184	570	981	1,931
Columbia Portfolio Builder Conservative Fund - Class C	Class C (if shares are not redeemed)	183	567	976	2,121

PORTFOLIO TURNOVER
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Conservative Fund (Class A, B, C and R4 Shares) Class A, B, C and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A before taxes	Conservative Fund:	Class A before taxes		3.46%	3.59%	3.70%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions	Conservative Fund:	Class A after taxes on distributions		2.66%	2.29%	2.50%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Conservative Fund:	Class A after taxes on distributions and redemption of fund shares		2.30%	2.37%	2.52%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class B before taxes	Conservative Fund:	Class B before taxes		2.79%	3.45%	3.65%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class C before taxes	Conservative Fund:	Class C before taxes		6.78%	3.82%	3.65%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class R4 before taxes	Conservative Fund:	Class R4 before taxes		8.63%	4.82%	4.64%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI)		Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI)	(reflects no deduction for fees, expenses or taxes)	7.77%	5.11%	4.81%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Conservative Fund Class A, B, C and R4 Shares	Columbia Portfolio Builder Moderate Conservative Fund - Class A	Columbia Portfolio Builder Moderate Conservative Fund - Class B	Columbia Portfolio Builder Moderate Conservative Fund - Class C	Columbia Portfolio Builder Moderate Conservative Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Conservative Fund		Class A, B, C and R4 Shares	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Conservative Fund - Class A	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Conservative Fund - Class B	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Conservative Fund - Class C	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Conservative Fund - Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.20%	0.21%	0.20%	0.36%
Acquired fund fees and expenses (underlying funds)			0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses	[2]		1.08%	1.84%	1.83%	0.99%
[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Columbia Portfolio Builder Moderate Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Conservative Fund Class A, B, C and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Conservative Fund - Class A	Class A (whether or not shares are redeemed)	580	802	1,043	1,734
Columbia Portfolio Builder Moderate Conservative Fund - Class B	Class B (if shares are redeemed)	687	979	1,196	1,964
Columbia Portfolio Builder Moderate Conservative Fund - Class C	Class C (if shares are redeemed)	286	576	991	2,153
Columbia Portfolio Builder Moderate Conservative Fund - Class R4	Class R4 (whether or not shares are redeemed)	101	316	548	1,218

Expense Example, No Redemption - Columbia Portfolio Builder Moderate Conservative Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Conservative Fund Class A, B, C and R4 Shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Conservative Fund - Class B	Class B (if shares are not redeemed)	187	579	996	1,964
Columbia Portfolio Builder Moderate Conservative Fund - Class C	Class C (if shares are not redeemed)	186	576	991	2,153

PORTFOLIO TURNOVER
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Conservative Fund (Class A, B, C and R4 Shares) Class A, B, C and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A before taxes	Moderate Conservative Fund:	Class A - before taxes		5.98%	3.94%	4.35%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions	Moderate Conservative Fund:	Class A - after taxes on distributions		5.01%	2.56%	3.06%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Conservative Fund:	Class A - after taxes on distributions and redemption of fund shares		3.97%	2.67%	3.06%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class B before taxes	Moderate Conservative Fund:	Class B - before taxes		5.43%	3.81%	4.29%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class C before taxes	Moderate Conservative Fund:	Class C - before taxes		9.41%	4.16%	4.30%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class R4 before taxes	Moderate Conservative Fund:	Class R4 - before taxes		11.44%	5.17%	5.30%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)		Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)	(reflects no deduction for fees, expenses or taxes)	9.47%	4.94%	4.96%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Fund Class A, B, C and R4 Shares	Columbia Portfolio Builder Moderate Fund - Class A	Columbia Portfolio Builder Moderate Fund - Class B	Columbia Portfolio Builder Moderate Fund - Class C	Columbia Portfolio Builder Moderate Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Fund		Class A, B, C and R4 Shares	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Fund - Class A	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Fund - Class B	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Fund - Class C	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Fund - Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.20%	0.21%	0.20%	0.35%
Acquired fund fees and expenses (underlying funds)			0.67%	0.67%	0.67%	0.67%
Total annual fund operating expenses	[2]		1.12%	1.88%	1.87%	1.02%
[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Columbia Portfolio Builder Moderate Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Fund Class A, B, C and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund - Class A	Class A (whether or not shares are redeemed)	683	911	1,157	1,864
Columbia Portfolio Builder Moderate Fund - Class B	Class B (if shares are redeemed)	691	991	1,217	2,007
Columbia Portfolio Builder Moderate Fund - Class C	Class C (if shares are redeemed)	290	588	1,012	2,195
Columbia Portfolio Builder Moderate Fund - Class R4	Class R4 (whether or not shares are redeemed)	104	325	564	1,252

Expense Example, No Redemption - Columbia Portfolio Builder Moderate Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Fund Class A, B, C and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund - Class B	Class B (if shares are not redeemed)	191	591	1,017	2,007
Columbia Portfolio Builder Moderate Fund - Class C	Class C (if shares are not redeemed)	190	588	1,012	2,195

PORTFOLIO TURNOVER
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Fund (Class A, B, C and R4 Shares) Class A, B, C and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A before taxes	Moderate Fund	Class A — before taxes		6.62%	3.68%	4.55%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions	Moderate Fund	Class A — after taxes on distributions		5.81%	2.30%	3.26%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Fund	Class A — after taxes on distributions and redemption of fund shares		4.43%	2.49%	3.27%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class B before taxes	Moderate Fund	Class B — before taxes		7.32%	3.79%	4.66%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class C before taxes	Moderate Fund	Class C — before taxes		11.28%	4.13%	4.67%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class R4 before taxes	Moderate Fund	Class R4 — before taxes		13.15%	5.14%	5.70%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)		Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)	(reflects no deduction for fees, expenses or taxes)	11.00%	4.67%	5.02%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Aggressive Fund (Class A,B,C and R4 Shares) Columbia Portfolio Builder Moderate Aggressive Fund Class A, B, C and R4 Shares	Columbia Portfolio Builder Moderate Aggressive Fund - Class A	Columbia Portfolio Builder Moderate Aggressive Fund - Class B	Columbia Portfolio Builder Moderate Aggressive Fund - Class C	Columbia Portfolio Builder Moderate Aggressive Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Aggressive Fund (Class A, B, C and R4 Shares) Columbia Portfolio Builder Moderate Aggressive Fund		Class A, B, C and R4 Shares	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class A	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class B	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class C	Class A, B, C and R4 Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.24%	0.26%	0.25%	0.35%
Acquired fund fees and expenses (underlying funds)			0.71%	0.71%	0.71%	0.71%
Total annual fund operating expenses	[2]		1.20%	1.97%	1.96%	1.06%
[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Columbia Portfolio Builder Moderate Aggressive Fund (Class A, B, C And R4 Shares) Columbia Portfolio Builder Moderate Aggressive Fund Class A, B, C and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund - Class A	Class A (whether or not shares are redeemed)	690	934	1,198	1,951
Columbia Portfolio Builder Moderate Aggressive Fund - Class B	Class B (if shares are redeemed)	700	1,019	1,263	2,101
Columbia Portfolio Builder Moderate Aggressive Fund - Class C	Class C (if shares are redeemed)	299	616	1,060	2,293
Columbia Portfolio Builder Moderate Aggressive Fund - Class R4	Class R4 (whether or not shares are redeemed)	108	337	586	1,299

Expense Example, No Redemption - Columbia Portfolio Builder Moderate Aggressive Fund (Class A,B,C and R4 Shares) Columbia Portfolio Builder Moderate Aggressive Fund Class A, B, C and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund - Class B	Class B (if shares are not redeemed)	200	619	1,063	2,101
Columbia Portfolio Builder Moderate Aggressive Fund - Class C	Class C (if shares are not redeemed)	199	616	1,060	2,293

PORTFOLIO TURNOVER
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown. After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Aggressive Fund (Class A, B, C and R4 Shares) Class A, B, C and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A before taxes	Moderate Aggressive Fund:	Class A — before taxes		7.82%	3.05%	4.28%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions	Moderate Aggressive Fund:	Class A — after taxes on distributions		7.19%	1.75%	3.08%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Aggressive Fund:	Class A — after taxes on distributions and redemption of fund shares		5.23%	2.06%	3.14%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class B before taxes	Moderate Aggressive Fund:	Class B — before taxes		8.59%	3.18%	4.40%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class C before taxes	Moderate Aggressive Fund:	Class C — before taxes		12.68%	3.52%	4.40%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class R4 before taxes	Moderate Aggressive Fund:	Class R4 — before taxes		14.65%	4.51%	5.42%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)		Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)	(reflects no deduction for fees, expenses or taxes)	12.17%	4.17%	4.90%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Aggressive Fund (Class A, B, C, and R4 Shares) Columbia Portfolio Builder Aggressive Fund Class A, B, C and R4 Shares	Columbia Portfolio Builder Aggressive Fund - Class A	Columbia Portfolio Builder Aggressive Fund - Class B	Columbia Portfolio Builder Aggressive Fund - Class C	Columbia Portfolio Builder Aggressive Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Aggressive Fund (Class A, B, C, and R4 Shares) Columbia Portfolio Builder Aggressive Fund		Class A, B, C and R4 Shares	Columbia Portfolio Builder Aggressive Fund - Class A Class A, B, C and R4 Shares	Columbia Portfolio Builder Aggressive Fund - Class B Class A, B, C and R4 Shares	Columbia Portfolio Builder Aggressive Fund - Class C Class A, B, C and R4 Shares	Columbia Portfolio Builder Aggressive Fund - Class R4 Class A, B, C and R4 Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none
Other expenses			0.28%	0.29%	0.28%	0.36%
Acquired fund fees and expenses (underlying funds)			0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses			1.27%	2.03%	2.02%	1.10%
Less: fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)	none
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement	[2]		1.25%	2.01%	2.00%	1.10%
[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Columbia Portfolio Builder Aggressive Fund (Class A, B, C, and R4 Shares) Columbia Portfolio Builder Aggressive Fund Class A, B, C and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund - Class A	Class A (whether or not shares are redeemed)	695	953	1,231	2,024
Columbia Portfolio Builder Aggressive Fund - Class B	Class B (if shares are redeemed)	704	1,035	1,292	2,166
Columbia Portfolio Builder Aggressive Fund - Class C	Class C (if shares are redeemed)	303	632	1,087	2,351
Columbia Portfolio Builder Aggressive Fund - Class R4	Class R4 (whether or not shares are redeemed)	112	350	607	1,345

Expense Example, No Redemption - Columbia Portfolio Builder Aggressive Fund (Class A, B, C, and R4 Shares) Columbia Portfolio Builder Aggressive Fund Class A, B, C and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund - Class B	Class B (if shares are not redeemed)	204	635	1,092	2,166
Columbia Portfolio Builder Aggressive Fund - Class C	Class C (if shares are not redeemed)	203	632	1,087	2,351

PORTFOLIO TURNOVER
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Aggressive Fund (Class A, B, C and R4 Shares) Class A, B, C and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A before taxes	Aggressive Fund:	Class A— before taxes		9.23%	2.39%	4.00%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions	Aggressive Fund:	Class A— after taxes on distributions		8.86%	1.17%	2.89%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions and redemption of fund shares	Aggressive Fund:	Class A— after taxes on distributions and redemption of fund shares		6.25%	1.61%	3.01%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class B before taxes	Aggressive Fund:	Class B — before taxes		9.89%	2.48%	4.10%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class C before taxes	Aggressive Fund:	Class C — before taxes		13.97%	2.81%	4.08%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class R4 before taxes	Aggressive Fund:	Class R4 — before taxes		15.89%	3.83%	5.12%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)		Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)	(reflects no deduction for fees, expenses or taxes)	13.16%	3.56%	4.70%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Portfolio Builder Conservative Fund | Class R shares
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Conservative Fund (Class R Shares)	Columbia Portfolio Builder Conservative Fund Class R shares Columbia Portfolio Builder Conservative Fund - Class R
Shareholder Fees Column [Text]	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Conservative Fund (Class R Shares) Columbia Portfolio Builder Conservative Fund		Class R shares	Class R shares Columbia Portfolio Builder Conservative Fund - Class R
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class R
Management fees			none
Distribution and/or service (12b-1) fees			0.50%
Other expenses	[1]		0.21%
Acquired fund fees and expenses (underlying funds)			0.58%
Total annual fund operating expenses			1.29%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Conservative Fund (Class R Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund Class R shares Columbia Portfolio Builder Conservative Fund - Class R	Class R (whether or not shares are redeemed)	131	409	709	1,561

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Conservative Fund (Class R Shares) Class R shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A before taxes	Conservative Fund:	Class A— before taxes	[1]		8.62%	4.60%	4.44%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions	Conservative Fund:	Class A— after taxes on distributions	[1]		7.78%	3.29%	3.23%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Conservative Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		5.66%	3.24%	3.16%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI)		Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MCSI)		(reflects no deduction for fees, expenses or taxes)	7.77%	5.11%	4.81%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Conservative Fund | Class R shares
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Conservative Fund (Class R Shares)	Columbia Portfolio Builder Moderate Conservative Fund Class R shares Columbia Portfolio Builder Moderate Conservative Fund - Class R
Shareholder Fees Column [Text]	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Conservative Fund (Class R Shares) Columbia Portfolio Builder Moderate Conservative Fund		Class R shares	Class R shares Columbia Portfolio Builder Moderate Conservative Fund - Class R
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class R
Management fees			none
Distribution and/or service (12b-1) fees			0.50%
Other expenses	[1]		0.19%
Acquired fund fees and expenses (underlying funds)			0.63%
Total annual fund operating expenses			1.32%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Conservative Fund (Class R Shares) (USD $)	Columbia Portfolio Builder Moderate Conservative Fund Class R shares Columbia Portfolio Builder Moderate Conservative Fund - Class R
Expense Example, By Year, Column [Text]	Class R (whether or not shares are redeemed)
1 year	134
3 years	419
5 years	724
10 years	1,595

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class R shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Conservative Fund (Class R Shares) Class R shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A before taxes	Moderate Conservative Fund:	Class A— before taxes	[1]		11.27%	4.95%	5.09%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions	Moderate Conservative Fund:	Class A— after taxes on distributions	[1]		10.25%	3.56%	3.80%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Conservative Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		7.41%	3.54%	3.71%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)		Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)		(reflects no deduction for fees, expenses or taxes)	9.47%	4.94%	4.96%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Fund | Class R shares
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Fund (Class R Shares)	Columbia Portfolio Builder Moderate Fund Class R shares Columbia Portfolio Builder Moderate Fund - Class R
Shareholder Fees Column [Text]	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Fund (Class R Shares) Columbia Portfolio Builder Moderate Fund		Class R shares	Class R shares Columbia Portfolio Builder Moderate Fund - Class R
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class R
Management fees			none
Distribution and/or service (12b-1) fees			0.50%
Other expenses	[1]		0.20%
Acquired fund fees and expenses (underlying funds)			0.67%
Total annual fund operating expenses			1.37%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Fund (Class R Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund Class R shares	Class R (whether or not shares are redeemed)	139	434	751	1,651

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Fund (Class R Shares) Class R shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A before taxes	Moderate Fund:	Class A— before taxes	[1]		13.13%	4.92%	5.46%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions	Moderate Fund:	Class A— after taxes on distributions	[1]		12.26%	3.52%	4.16%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		8.67%	3.55%	4.06%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)		Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)		(reflects no deduction for fees, expenses or taxes)	11.00%	4.67%	5.02%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Aggressive Fund (Class R Shares)	Columbia Portfolio Builder Moderate Aggressive Fund Class R shares Columbia Portfolio Builder Moderate Aggressive Fund - Class R
Shareholder Fees Column [Text]	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Aggressive Fund (Class R Shares) Columbia Portfolio Builder Moderate Aggressive Fund		Class R shares	Class R shares Columbia Portfolio Builder Moderate Aggressive Fund - Class R
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class R
Management fees			none
Distribution and/or service (12b-1) fees			0.50%
Other expenses	[1]		0.23%
Acquired fund fees and expenses (underlying funds)			0.71%
Total annual fund operating expenses			1.44%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Aggressive Fund (Class R Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund Class R shares Columbia Portfolio Builder Moderate Aggressive Fund - Class R	Class R (whether or not shares are redeemed)	147	456	788	1,729

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Aggressive Fund (Class R Shares) Class R shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A before taxes	Moderate Aggressive Fund:	Class A— before taxes	[1]		14.40%	4.28%	5.19%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions	Moderate Aggressive Fund:	Class A— after taxes on distributions	[1]		13.73%	2.96%	3.98%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Aggressive Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		9.52%	3.11%	3.93%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)		Blended Index (consists of 35% Barclays Capital, 46% Russell 3000, and 19% MSCI)		(reflects no deduction for fees, expenses or taxes)	12.17%	4.17%	4.90%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Aggressive Fund | Class R shares
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Aggressive Fund (Class R Shares)	Columbia Portfolio Builder Aggressive Fund Class R shares Columbia Portfolio Builder Aggressive Fund - Class R
Shareholder Fees Column [Text]	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Aggressive Fund (Class R Shares) Columbia Portfolio Builder Aggressive Fund		Class R shares	Class R shares Columbia Portfolio Builder Aggressive Fund - Class R
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class R
Management fees			none
Distribution and/or service (12b-1) fees			0.50%
Other expenses	[1]		0.26%
Acquired fund fees and expenses (underlying funds)			0.74%
Total annual fund operating expenses			1.50%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Aggressive Fund (Class R Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund Class R shares Columbia Portfolio Builder Aggressive Fund - Class R	Class R (whether or not shares are redeemed)	153	474	819	1,796

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Aggressive Fund (Class R Shares) Class R shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A before taxes	Aggressive Fund:	Class A— before taxes	[1]		15.90%	3.61%	4.90%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions	Aggressive Fund:	Class A— after taxes on distributions	[1]		15.51%	2.37%	3.79%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions and redemption of fund shares	Aggressive Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		10.60%	2.65%	3.80%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)		Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)		(reflects no deduction for fees, expenses or taxes)	13.16%	3.56%	4.70%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Conservative Fund | Class Z Shares
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Conservative Fund (Class Z Shares)	Columbia Portfolio Builder Conservative Fund Class Z Shares Columbia Portfolio Builder Conservative Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Conservative Fund (Class Z Shares) Columbia Portfolio Builder Conservative Fund		Class Z Shares	Class Z Shares Columbia Portfolio Builder Conservative Fund - Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses	[1]		0.21%
Acquired fund fees and expenses (underlying funds)			0.58%
Total annual fund operating expenses			0.79%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Conservative Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund Class Z Shares Columbia Portfolio Builder Conservative Fund - Class Z	Class Z (whether or not shares are redeemed)	81	253	440	982

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Conservative Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A before taxes	Conservative Fund:	Class A— before taxes	[1]		8.62%	4.60%	4.44%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions	Conservative Fund:	Class A— after taxes on distributions	[1]		7.78%	3.29%	3.23%	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Columbia Portfolio Builder Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Conservative Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		5.66%	3.24%	3.16%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI)		Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MCSI)		(reflects no deduction for fees, expenses or taxes)	7.77%	5.11%	4.81%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Conservative Fund (Class Z Shares)	Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class Z Class Z Shares
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Conservative Fund (Class Z Shares) Columbia Portfolio Builder Moderate Conservative Fund		Class Z Shares	Class Z Shares Columbia Portfolio Builder Moderate Conservative Fund - Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses	[1]		0.19%
Acquired fund fees and expenses (underlying funds)			0.63%
Total annual fund operating expenses			0.82%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Conservative Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Conservative Fund Class Z Shares Columbia Portfolio Builder Moderate Conservative Fund - Class Z	Class Z (whether or not shares are redeemed)	84	262	456	1,018

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board)

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Conservative Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A before taxes	Moderate Conservative Fund	Class A— before taxes	[1]		11.27%	4.95%	5.09%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions	Moderate Conservative Fund	Class A— after taxes on distributions	[1]		10.25%	3.56%	3.80%	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Columbia Portfolio Builder Moderate Conservative Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Conservative Fund	Class A— after taxes on distributions and redemption of fund shares	[1]		7.41%	3.54%	3.71%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)		Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)		(reflects no deduction for fees, expenses or taxes)	9.47%	4.94%	4.96%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.28%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Fund | Class Z Shares
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Fund (Class Z Shares)	Columbia Portfolio Builder Moderate Fund Class Z Shares Columbia Portfolio Builder Moderate Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Fund (Class Z Shares) Columbia Portfolio Builder Moderate Fund		Class Z Shares	Class Z Shares Columbia Portfolio Builder Moderate Fund - Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses	[1]		0.20%
Acquired fund fees and expenses (underlying funds)			0.67%
Total annual fund operating expenses			0.87%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund Class Z Shares	Class Z (whether or not shares are redeemed)	89	278	483	1,077

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid- Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A before taxes	Moderate Fund:	Class A— before taxes	[1]		13.13%	4.92%	5.46%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions	Moderate Fund:	Class A— after taxes on distributions	[1]		12.26%	3.52%	4.16%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Columbia Portfolio Builder Moderate Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		8.67%	3.55%	4.06%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)		Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)		(reflects no deduction for fees, expenses or taxes)	11.00%	4.67%	5.02%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Moderate Aggressive Fund (Class Z Shares)	Columbia Portfolio Builder Moderate Aggressive Fund Class Z Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Moderate Aggressive Fund (Class Z Shares) Columbia Portfolio Builder Moderate Aggressive Fund		Class Z Shares	Class Z Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses	[1]		0.23%
Acquired fund fees and expenses (underlying funds)			0.71%
Total annual fund operating expenses			0.94%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Moderate Aggressive Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund Class Z Shares Columbia Portfolio Builder Moderate Aggressive Fund - Class Z	Class Z (whether or not shares are redeemed)	96	300	521	1,159

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Moderate Aggressive Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A before taxes	Moderate Aggressive Fund:	Class A— before taxes	[1]		14.40%	4.28%	5.19%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions	Moderate Aggressive Fund:	Class A— after taxes on distributions	[1]		13.73%	2.96%	3.98%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Columbia Portfolio Builder Moderate Aggressive Fund - Class A after taxes on distributions and redemption of fund shares	Moderate Aggressive Fund:	Class A— after taxes on distributions and redemption of fund shares	[1]		9.52%	3.11%	3.93%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)		Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)		(reflects no deduction for fees, expenses or taxes)	12.17%	4.17%	4.90%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Aggressive Fund | Class Z Shares
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Portfolio Builder Aggressive Fund (Class Z Shares)	Columbia Portfolio Builder Aggressive Fund Class Z Shares Columbia Portfolio Builder Aggressive Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Portfolio Builder Aggressive Fund (Class Z Shares) Columbia Portfolio Builder Aggressive Fund		Class Z Shares	Class Z Shares Columbia Portfolio Builder Aggressive Fund - Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses	[1]		0.26%
Acquired fund fees and expenses (underlying funds)			0.74%
Total annual fund operating expenses			1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Portfolio Builder Aggressive Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund Class Z Shares Columbia Portfolio Builder Aggressive Fund - Class Z	Class Z (whether or not shares are redeemed)	102	319	553	1,229

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Portfolio Builder Aggressive Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since inception	Inception Date
Columbia Portfolio Builder Aggressive Fund	Aggressive Fund:
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A before taxes		Class A— before taxes	[1]		15.90%	3.61%	4.90%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions		Class A— after taxes on distributions	[1]		15.51%	2.37%	3.79%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Columbia Portfolio Builder Aggressive Fund - Class A after taxes on distributions and redemption of fund shares		Class A— after taxes on distributions and redemption of fund shares	[1]		10.60%	2.65%	3.80%	Mar 4, 2004
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)		(reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	3.93%	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	4.97%	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)		Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)		(reflects no deduction for fees, expenses or taxes)	13.16%	3.56%	4.70%	Mar 4, 2004
MSCI EAFE Index (MSCI)		MSCI EAFE Index (MSCI)		(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	6.42%	Mar 4, 2004
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Portfolio Builder Conservative Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares are new as of the date of this prospectus and therefore performance is not yet available
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Conservative Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares.After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +7.55% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Conservative Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	577
3 years	rr_ExpenseExampleYear03	793
5 years	rr_ExpenseExampleYear05	1,028
10 years	rr_ExpenseExampleYear10	1,701
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(11.91%)
2009	rr_AnnualReturn2009	15.86%
2010	rr_AnnualReturn2010	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
Columbia Portfolio Builder Conservative Fund | Class R shares | Columbia Portfolio Builder Conservative Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(11.91%)
2009	rr_AnnualReturn2009	15.86%
2010	rr_AnnualReturn2010	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
Columbia Portfolio Builder Conservative Fund | Class Z Shares | Columbia Portfolio Builder Conservative Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(11.91%)
2009	rr_AnnualReturn2009	15.86%
2010	rr_AnnualReturn2010	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	3.46%
5 years	rr_AverageAnnualReturnYear05	3.59%
Since inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class R shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	8.62%
5 years	rr_AverageAnnualReturnYear05	4.60%
Since inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class Z Shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	8.62%
5 years	rr_AverageAnnualReturnYear05	4.60%
Since inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | after taxes on distributions | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	2.66%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since inception	rr_AverageAnnualReturnSinceInception	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class R shares | after taxes on distributions | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	7.78%
5 years	rr_AverageAnnualReturnYear05	3.29%
Since inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class Z Shares | after taxes on distributions | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	7.78%
5 years	rr_AverageAnnualReturnYear05	3.29%
Since inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	2.30%
5 years	rr_AverageAnnualReturnYear05	2.37%
Since inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class R shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	5.66%
5 years	rr_AverageAnnualReturnYear05	3.24%
Since inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	5.66%
5 years	rr_AverageAnnualReturnYear05	3.24%
Since inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Conservative Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	684
3 years	rr_ExpenseExampleYear03	970
5 years	rr_ExpenseExampleYear05	1,181
10 years	rr_ExpenseExampleYear10	1,931
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	184
3 years	rr_ExpenseExampleNoRedemptionYear03	570
5 years	rr_ExpenseExampleNoRedemptionYear05	981
10 years	rr_ExpenseExampleNoRedemptionYear10	1,931
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	2.79%
5 years	rr_AverageAnnualReturnYear05	3.45%
Since inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Conservative Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	283
3 years	rr_ExpenseExampleYear03	567
5 years	rr_ExpenseExampleYear05	976
10 years	rr_ExpenseExampleYear10	2,121
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	567
5 years	rr_ExpenseExampleNoRedemptionYear05	976
10 years	rr_ExpenseExampleNoRedemptionYear10	2,121
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	6.78%
5 years	rr_AverageAnnualReturnYear05	3.82%
Since inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Conservative Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,183
Columbia Portfolio Builder Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Conservative Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	8.63%
5 years	rr_AverageAnnualReturnYear05	4.82%
Since inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Conservative Fund | Class R shares | Columbia Portfolio Builder Conservative Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	709
10 years	rr_ExpenseExampleYear10	1,561
Columbia Portfolio Builder Conservative Fund | Class Z Shares | Columbia Portfolio Builder Conservative Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	440
10 years	rr_ExpenseExampleYear10	982
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund’s prospectus and under "Class A – Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you,generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class R shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class R shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board)

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares.After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +10.04% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	580
3 years	rr_ExpenseExampleYear03	802
5 years	rr_ExpenseExampleYear05	1,043
10 years	rr_ExpenseExampleYear10	1,734
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(18.31%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(18.31%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(18.31%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	5.98%
5 years	rr_AverageAnnualReturnYear05	3.94%
Since inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	11.27%
5 years	rr_AverageAnnualReturnYear05	4.95%
Since inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	11.27%
5 years	rr_AverageAnnualReturnYear05	4.95%
Since inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.01%
5 years	rr_AverageAnnualReturnYear05	2.56%
Since inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares | after taxes on distributions | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	10.25%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	10.25%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	3.97%
5 years	rr_AverageAnnualReturnYear05	2.67%
Since inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	7.41%
5 years	rr_AverageAnnualReturnYear05	3.54%
Since inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Conservative Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	7.41%
5 years	rr_AverageAnnualReturnYear05	3.54%
Since inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	979
5 years	rr_ExpenseExampleYear05	1,196
10 years	rr_ExpenseExampleYear10	1,964
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	1,964
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	5.43%
5 years	rr_AverageAnnualReturnYear05	3.81%
Since inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	286
3 years	rr_ExpenseExampleYear03	576
5 years	rr_ExpenseExampleYear05	991
10 years	rr_ExpenseExampleYear10	2,153
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	576
5 years	rr_ExpenseExampleNoRedemptionYear05	991
10 years	rr_ExpenseExampleNoRedemptionYear10	2,153
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	9.41%
5 years	rr_AverageAnnualReturnYear05	4.16%
Since inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class R shares | Columbia Portfolio Builder Moderate Conservative Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	419
5 years	rr_ExpenseExampleYear05	724
10 years	rr_ExpenseExampleYear10	1,595
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
Columbia Portfolio Builder Moderate Conservative Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Conservative Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Conservative Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	11.44%
5 years	rr_AverageAnnualReturnYear05	5.17%
Since inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund | Class Z Shares | Columbia Portfolio Builder Moderate Conservative Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,018
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Portfolio Builder Moderate Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	1,651
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,077
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid- Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares.After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +12.51% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,864
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
Columbia Portfolio Builder Moderate Fund | Class R shares | Columbia Portfolio Builder Moderate Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
Columbia Portfolio Builder Moderate Fund | Class Z Shares | Columbia Portfolio Builder Moderate Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.62%
5 years	rr_AverageAnnualReturnYear05	3.68%
Since inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class R shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	13.13%
5 years	rr_AverageAnnualReturnYear05	4.92%
Since inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class Z Shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	13.13%
5 years	rr_AverageAnnualReturnYear05	4.92%
Since inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.81%
5 years	rr_AverageAnnualReturnYear05	2.30%
Since inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class R shares | after taxes on distributions | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	12.26%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class Z Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	12.26%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.43%
5 years	rr_AverageAnnualReturnYear05	2.49%
Since inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class R shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	8.67%
5 years	rr_AverageAnnualReturnYear05	3.55%
Since inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	8.67%
5 years	rr_AverageAnnualReturnYear05	3.55%
Since inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	991
5 years	rr_ExpenseExampleYear05	1,217
10 years	rr_ExpenseExampleYear10	2,007
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	191
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	1,017
10 years	rr_ExpenseExampleNoRedemptionYear10	2,007
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	7.32%
5 years	rr_AverageAnnualReturnYear05	3.79%
Since inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	2,195
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	2,195
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	11.28%
5 years	rr_AverageAnnualReturnYear05	4.13%
Since inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class R shares | Columbia Portfolio Builder Moderate Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	564
10 years	rr_ExpenseExampleYear10	1,252
Columbia Portfolio Builder Moderate Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Fund
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	13.15%
5 years	rr_AverageAnnualReturnYear05	5.14%
Since inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund | Class Z Shares | Columbia Portfolio Builder Moderate Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown. After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you,generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the Class R shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +14.35% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	934
5 years	rr_ExpenseExampleYear05	1,198
10 years	rr_ExpenseExampleYear10	1,951
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	6.36%
2006	rr_AnnualReturn2006	12.76%
2007	rr_AnnualReturn2007	7.41%
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	27.08%
2010	rr_AnnualReturn2010	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	6.36%
2006	rr_AnnualReturn2006	12.76%
2007	rr_AnnualReturn2007	7.41%
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	27.08%
2010	rr_AnnualReturn2010	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	6.36%
2006	rr_AnnualReturn2006	12.76%
2007	rr_AnnualReturn2007	7.41%
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	27.08%
2010	rr_AnnualReturn2010	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	7.82%
5 years	rr_AverageAnnualReturnYear05	3.05%
Since inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	14.40%
5 years	rr_AverageAnnualReturnYear05	4.28%
Since inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	14.40%
5 years	rr_AverageAnnualReturnYear05	4.28%
Since inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.19%
5 years	rr_AverageAnnualReturnYear05	1.75%
Since inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares | after taxes on distributions | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	13.73%
5 years	rr_AverageAnnualReturnYear05	2.96%
Since inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares | after taxes on distributions | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	13.73%
5 years	rr_AverageAnnualReturnYear05	2.96%
Since inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.23%
5 years	rr_AverageAnnualReturnYear05	2.06%
Since inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	9.52%
5 years	rr_AverageAnnualReturnYear05	3.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	9.52%
5 years	rr_AverageAnnualReturnYear05	3.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	1,019
5 years	rr_ExpenseExampleYear05	1,263
10 years	rr_ExpenseExampleYear10	2,101
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 years	rr_ExpenseExampleNoRedemptionYear10	2,101
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	8.59%
5 years	rr_AverageAnnualReturnYear05	3.18%
Since inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	616
5 years	rr_ExpenseExampleYear05	1,060
10 years	rr_ExpenseExampleYear10	2,293
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,060
10 years	rr_ExpenseExampleNoRedemptionYear10	2,293
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	12.68%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class R shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	456
5 years	rr_ExpenseExampleYear05	788
10 years	rr_ExpenseExampleYear10	1,729
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,299
Columbia Portfolio Builder Moderate Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Moderate Aggressive Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Moderate Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	14.65%
5 years	rr_AverageAnnualReturnYear05	4.51%
Since inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund | Class Z Shares | Columbia Portfolio Builder Moderate Aggressive Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	1,159
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the family branded Columbia, Columbia Acorn, RiverSource, Seligman or Threadneedle.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Portfolio Builder Aggressive Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class R shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Aggressive Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the Fund’s fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar charts; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.33% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

The Russell 3000 Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Aggressive Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Less: fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	953
5 years	rr_ExpenseExampleYear05	1,231
10 years	rr_ExpenseExampleYear10	2,024
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	29.82%
2010	rr_AnnualReturn2010	15.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
Columbia Portfolio Builder Aggressive Fund | Class R shares | Columbia Portfolio Builder Aggressive Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	29.82%
2010	rr_AnnualReturn2010	15.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
Columbia Portfolio Builder Aggressive Fund | Class Z Shares | Columbia Portfolio Builder Aggressive Fund - Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	29.82%
2010	rr_AnnualReturn2010	15.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes
1 year	rr_AverageAnnualReturnYear01	9.23%
5 years	rr_AverageAnnualReturnYear05	2.39%
Since inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class R shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	15.90%
5 years	rr_AverageAnnualReturnYear05	3.61%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class Z Shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A— before taxes	[4]
1 year	rr_AverageAnnualReturnYear01	15.90%
5 years	rr_AverageAnnualReturnYear05	3.61%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | after taxes on distributions | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	8.86%
5 years	rr_AverageAnnualReturnYear05	1.17%
Since inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class R shares | after taxes on distributions | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	2.37%
Since inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class Z Shares | after taxes on distributions | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions	[4]
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	2.37%
Since inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	6.25%
5 years	rr_AverageAnnualReturnYear05	1.61%
Since inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class R shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	10.60%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Aggressive Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A— after taxes on distributions and redemption of fund shares	[4]
1 year	rr_AverageAnnualReturnYear01	10.60%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Aggressive Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Less: fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.01%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	1,035
5 years	rr_ExpenseExampleYear05	1,292
10 years	rr_ExpenseExampleYear10	2,166
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	635
5 years	rr_ExpenseExampleNoRedemptionYear05	1,092
10 years	rr_ExpenseExampleNoRedemptionYear10	2,166
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	9.89%
5 years	rr_AverageAnnualReturnYear05	2.48%
Since inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Aggressive Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Less: fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	632
5 years	rr_ExpenseExampleYear05	1,087
10 years	rr_ExpenseExampleYear10	2,351
Expense Example No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	632
5 years	rr_ExpenseExampleNoRedemptionYear05	1,087
10 years	rr_ExpenseExampleNoRedemptionYear10	2,351
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	13.97%
5 years	rr_AverageAnnualReturnYear05	2.81%
Since inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class R shares | Columbia Portfolio Builder Aggressive Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	819
10 years	rr_ExpenseExampleYear10	1,796
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | Columbia Portfolio Builder Aggressive Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Portfolio Builder Aggressive Fund | Class A, B, C and R4 Shares | before taxes | Columbia Portfolio Builder Aggressive Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	15.89%
5 years	rr_AverageAnnualReturnYear05	3.83%
Since inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund | Class Z Shares | Columbia Portfolio Builder Aggressive Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,229
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 3000 Index (Russell 3000) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
5 years	rr_AverageAnnualReturnYear05	2.74%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 3000 Index (Russell 3000) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
5 years	rr_AverageAnnualReturnYear05	2.74%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 3000 Index (Russell 3000) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (Russell 3000)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
5 years	rr_AverageAnnualReturnYear05	2.74%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.77%
5 years	rr_AverageAnnualReturnYear05	5.11%
Since inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MCSI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.77%
5 years	rr_AverageAnnualReturnYear05	5.11%
Since inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MSCI) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 70% Barclays Capital, 14% Russell 3000, 10% Citigroup and 6% MCSI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.77%
5 years	rr_AverageAnnualReturnYear05	5.11%
Since inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI EAFE Index (MSCI) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
Since inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI EAFE Index (MSCI) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
Since inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI EAFE Index (MSCI) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
Since inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.47%
5 years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.47%
5 years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 60% Barclays Capital, 25% Russell 3000, 10% MSCI and 5% Citigroup)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.47%
5 years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.00%
5 years	rr_AverageAnnualReturnYear05	4.67%
Since inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.00%
5 years	rr_AverageAnnualReturnYear05	4.67%
Since inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 50% Barclays Capital, 35% Russell 3000 and 15% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.00%
5 years	rr_AverageAnnualReturnYear05	4.67%
Since inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.17%
5 years	rr_AverageAnnualReturnYear05	4.17%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 35% Barclays Capital, 46% Russell 3000, and 19% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.17%
5 years	rr_AverageAnnualReturnYear05	4.17%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 35% Barclays Capital, 46% Russell 3000 and 19% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.17%
5 years	rr_AverageAnnualReturnYear05	4.17%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI) | Class A, B, C and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.16%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI) | Class R shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.16%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI) | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (consists of 56% Russell 3000, 20% Barclays Capital, and 24% MSCI)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.16%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C and 0.44% for Class R4 shares.
[3]	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.
[4]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[5]	Other expenses are based on estimated amounts for the current fiscal year.